Stock-Based Compensation and Incentive Plans - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 16, 2018	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option awards outstanding			0
Director stock payment period							15 days
Deferred Cash Award
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Interest rate, applicable margin to 10 year Treasury note				1.50%
Distribution payment period				15 days
Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of stock units granted						$ 115,000	$ 100,000
Director | Deferred Cash Award
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Value of cash awards granted				$ 97,750
2017 Stock Incentive Plan | Plan of Reorganization
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period, years		3 years
Deferred Stock Unit Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
New awards have been issued								0
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option expiration period			3 months
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option expiration period			10 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period, years			3 years
Post retirement period to exercise vested options			2 years
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total unrecognized stock compensation costs			$ 24,500,000
Total unrecognized stock compensation costs, net of tax			$ 18,200,000
Restricted Stock Units (RSUs) | Time Based Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation outstanding number			418,301
Restricted Stock Units (RSUs) | 2017 Stock Incentive Plan | Plan of Reorganization | Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period, years		1 year
Restricted Stock Units (RSUs) | 2017 Stock Incentive Plan | Plan of Reorganization | CEO | Scenario, Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period, years	1 year
Phantom Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period, years			3 years
Total unrecognized stock compensation costs			$ 300,000
Total unrecognized stock compensation costs, net of tax			$ 200,000
New awards issued			0
Phantom Stock Plan | Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-vested shares			$ 1.00
New awards have been issued			21,934
Phantom Stock Plan | Series B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-vested shares			$ 0.98
New awards have been issued			23,712
Phantom Stock Plan | Time Based Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation outstanding number			34,525
Fair value of non-vested shares			$ 308.24
New awards have been issued			13,526
Phantom Stock Plan | Non-Vested Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-vested shares			$ 24.40
Phantom Stock Plan | Non-Vested Shares | Series A
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-vested shares			2.38
Phantom Stock Plan | Non-Vested Shares | Series B
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of non-vested shares			$ 2.08
Cash-based Performance Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation outstanding number			0
Cash-based Performance Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units awarded, vesting rights amount					$ 2